Consolidated Statements of Stockholders' Deficit (USD $)	Common Stock [Member]	Common Stock Subscription [Member]	Additional Paid-in Capital [Member] Common Stock [Member]	Additional Paid-in Capital [Member] Preferred Stock [Member]	Preferred Stock [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2011	$ 3,862	$ (1,143)	$ 8,573,375			$ (8,742,088)	$ (165,994)
Balance (in Shares) at Dec. 31, 2011	3,862,035
Directors and Employees, net of forfeitures	4,553		1,108,428				1,112,981
Directors and Employees, net of forfeitures (in Shares)	4,553,516
Advisors and Consultant Services	250		157,250				157,500
Advisors and Consultant Services (in Shares)	250,000
Reversal of common stock subscription agreement	(114)	1,143	(1,029)
Reversal of common stock subscription agreement (in Shares)	(114,286)
Net loss						(1,603,669)	(1,603,669)
Balance at Dec. 31, 2012	8,551		9,838,024			(10,345,757)	(499,182)
Balance (in Shares) at Dec. 31, 2012	8,551,265
Employees in lieu of salary	43		100,649				100,692
Employees in lieu of salary (in Shares)	42,714						42,714
Directors and Employees, net of forfeitures	425		832,714				833,139
Directors and Employees, net of forfeitures (in Shares)	425,253
Advisors and Consultant Services	463		963,699				964,162
Advisors and Consultant Services (in Shares)	463,463
Private placement offering	1,172		467,510				468,682
Private placement offering (in Shares)	1,171,705
Stock based compensation - stock options			50,717				50,717
Issuance of Series A Preferred Stock				790,636	198		790,834
Issuance of Series A Preferred Stock (in Shares)					197,709
Conversion of Series A Preferred Stock to Common Stock	1,977		790,806	(790,636)	(198)		1,949
Conversion of Series A Preferred Stock to Common Stock (in Shares)	1,977,085				(197,709)
Net loss						(2,775,965)	(2,775,965)
Balance at Dec. 31, 2013	12,631		13,044,119			(13,121,722)	(64,972)
Balance (in Shares) at Dec. 31, 2013	12,631,485
Employees in lieu of salary	23		36,977				37,000
Employees in lieu of salary (in Shares)	23,272						42,714
Directors and Employees, net of forfeitures	465		848,612				849,077
Directors and Employees, net of forfeitures (in Shares)	465,000
Advisors and Consultant Services	284		279,951				280,235
Advisors and Consultant Services (in Shares)	283,652
Private placement offering	2,017		1,832,983				1,835,000
Private placement offering (in Shares)	2,016,484
Stock based compensation - stock options			25,358				25,358
Net loss						(1,455,189)	(1,455,189)
Balance at Mar. 31, 2014	$ 15,420		$ 16,068,000			$ (14,576,911)	$ 1,506,509
Balance (in Shares) at Mar. 31, 2014	15,419,893